FINANCIAL INSTRUMENTS - Details of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Assets	$ 45,628	$ 49,939
Liabilities	203,718	168,265
Financial liabilities at amortised cost
Financial instruments
Liabilities	203,343	168,111
Financial liabilities at fair value accounted through profit or loss
Financial instruments
Liabilities	242	154
Financial liabilities at fair value accounted through other comprehensive income
Financial instruments
Liabilities	133
Financial assets at amortized cost
Financial instruments
Assets	21,944	47,502
Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	23,684	2,224
Financial assets at fair value accounted through other comprehensive income
Financial instruments
Assets		213
Trade payables
Financial instruments
Liabilities	34,318	36,034
Trade payables | Financial liabilities at amortised cost
Financial instruments
Liabilities	34,318	36,034
Financial debt
Financial instruments
Liabilities	151,996	122,012
Financial debt | Financial liabilities at amortised cost
Financial instruments
Liabilities	151,621	121,858
Financial debt | Financial liabilities at fair value accounted through profit or loss
Financial instruments
Liabilities	242	154
Financial debt | Financial liabilities at fair value accounted through other comprehensive income
Financial instruments
Liabilities	133
Salaries and social security payables
Financial instruments
Liabilities	10,802	9,684
Salaries and social security payables | Financial liabilities at amortised cost
Financial instruments
Liabilities	10,802	9,684
Leases liabilities
Financial instruments
Liabilities	6,311
Leases liabilities | Financial liabilities at amortised cost
Financial instruments
Liabilities	6,311
Other liabilities and dividends payables
Financial instruments
Liabilities	291	535
Other liabilities and dividends payables | Financial liabilities at amortised cost
Financial instruments
Liabilities	291	535
Cash and cash equivalents
Financial instruments
Assets	25,582	10,601
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Assets	2,421	10,509
Cash and cash equivalents | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	23,161	92
Cash and banks | Financial assets at amortized cost
Financial instruments
Assets	1,718	2,889
Investments
Financial instruments
Assets	1,426	9,228
Investments | Financial assets at amortized cost
Financial instruments
Assets	1,066	8,107
Investments | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	360	1,121
Trade receivables
Financial instruments
Assets	17,048	26,884
Trade receivables | Financial assets at amortized cost
Financial instruments
Assets	17,048	26,884
Other receivables
Financial instruments
Assets	1,572	3,226
Other receivables | Financial assets at amortized cost
Financial instruments
Assets	1,409	2,002
Other receivables | Financial assets at fair value accounted through profit or loss
Financial instruments
Assets	$ 163	1,011
Other receivables | Financial assets at fair value accounted through other comprehensive income
Financial instruments
Assets		$ 213